NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2021
Interests In Other Entities [Abstract]
Disclosure of subsidiaries [text block]
17 ■ Non-controlling Interests Continuity

	Nevada Gold Mines	Pueblo Viejo	Tanzania Mines[1]	Loulo-Gounkoto	Tongon	Other	Total
NCI in subsidiary at June 30, 2021	38.5%	40%	16%	20%	10.3%	Various
At January 1, 2020	$6,039	$1,424	$—	$901	$47	($16)	$8,395
Share of income (loss)	965	196	57	68	9	(5)	1,290
Cash contributed	—	—	—	—	—	11	11
Increase in non-controlling interest	—	—	251	—	—	—	251
Disbursements	(1,026)	(427)	(45)	(36)	(17)	(27)	(1,578)
At December 31, 2020	$5,978	$1,193	$263	$933	$39	($37)	$8,369
Share of income	420	96	18	39	2	—	575
Cash contributed	—	—	—	—	—	12	12
Disbursements	(371)	(61)	—	(29)	—	(10)	(471)
At June 30, 2021	$6,027	$1,228	$281	$943	$41	($35)	$8,485
1Tanzania mines consist of North Mara, Bulyanhulu and Buzwagi.